Assets Measured at Fair Value on a Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reduction in fair value of loans based on the fair value of the underlying collateral as allowed by ASC 310	$ 32	$ 15